CURRENT AND DEFERRED TAXES - Schedule of income before tax from the chilean legal tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax benefit/(expense) amount
Income tax benefit/(expense) using the legal tax rate	$ (268,362)	$ (161,053)	$ (363,434)
Tax effect by change in tax rate	0	0	9,016
Tax effect of rates in other jurisdictions	(46,580)	(50,042)	20,398
Tax effect of non-taxable income	81,612	25,459	1,201,618
Tax effect of disallowable expenses	(12,780)	(23,272)	(33,855)
Derecognition of deferred tax liabilities for early termination of aircraft financing	37,793	53,162	90,823
Tax effect for goodwill impairment losses		0	0
Derecognition of deferred tax assets not recoverable	0	0	(6,173)
Unrecognised deferred tax	159,430	157,089	(990,095)
Other increases (decreases)	32,398	(16,285)	62,788
Total adjustments to tax expense using the legal rate	251,873	146,111	354,520
Income tax benefit/(expense) using the effective rate	$ (16,489)	$ (14,942)	$ (8,914)
Income tax benefit/(expense) percent
Income tax benefit/(expense) using the legal tax rate	(27.00%)	(27.00%)	(27.00%)
Tax effect by change in tax rate	0.00%	0.00%	0.67%
Tax effect of rates in other jurisdictions	(4.69%)	(8.39%)	1.52%
Tax effect of non-taxable income	8.21%	4.27%	89.27%
Tax effect of disallowable expenses	(1.29%)	(3.90%)	(2.52%)
Derecognition of deferred tax liabilities for early termination of aircraft financing	3.80%	8.91%	6.75%
Tax effect for goodwill impairment losses		0.00%	0.00%
Derecognition of deferred tax assets not recoverable	0.00%	0.00%	(0.46%)
Unrecognised deferred tax	16.04%	26.34%	(73.56%)
Other increases (decreases)	3.27%	(2.73%)	4.66%
Total adjustments to tax expense using the legal rate	25.34%	24.50%	26.33%
Income tax benefit/(expense) using the effective rate	(1.66%)	(2.50%)	(0.67%)